Cover	Jan. 20, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 20, 2026
Entity File Number	001-42285
Entity Registrant Name	Foxx Development Holdings Inc.
Entity Central Index Key	0002013807
Entity Tax Identification Number	99-5119494
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	15375 Barranca Parkway C106
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	201
Local Phone Number	962-5550
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	FOXX
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50
Trading Symbol	FOXXW
Security Exchange Name	NASDAQ